UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS USED IN OPERATING ACTIVITIES
Loss before tax	$ (310,811)	$ (225,197)
Adjustments for:
Finance income	(18,765)	(1,786)
Finance costs	10,298	2,687
Depreciation of property, plant and equipment	5,303	4,748
Loss on disposal of property, plant and equipment	141	19
Amortization of intangible assets	943	796
Depreciation of right-of-use assets	3,683	2,489
Fair value loss of warrant liability	85,750	31,000
Fair value (gains)/losses on financial assets measured at fair value through profit or loss	(756)	10
Foreign currency exchange loss, net	7,020	9,599
Equity-settled share-based compensation expense	22,714	15,125
Deferred government grant	(360)	(156)
Cash flows from (used in) operations before changes in working capital	(194,840)	(160,666)
(Increase)/decrease in trade receivables	(14,974)	49,948
Increase in prepayments, other receivables and other assets	(6,514)	(30,991)
Decrease in other non-current assets	0	443
Increase in collaboration inventories	(4,842)	(6,409)
Government grant received	0	5,024
(Decrease)/increase in trade payables	(11,349)	5,174
(Decrease)/increase in other payables and accruals	(20,263)	54,001
Decrease in other non-current liabilities	(14)	(82)
Cash used in operations	(252,796)	(83,558)
Interest income received	16,622	524
Income tax received	0	3,709
Interest on lease payments	(609)	(102)
Net cash used in operating activities	(236,783)	(79,427)
CASH FLOWS USED IN INVESTING ACTIVITIES
Purchase of property, plant and equipment	(10,362)	(11,796)
Purchase of intangible assets	(38)	(1,292)
Prepayment to collaborator for collaboration assets	(53,018)	(7,166)
Purchase of financial assets measured at fair value through profit or loss	0	(100,000)
Cash received from withdrawal of financial assets measured at fair value through profit or loss	0	99,990
Cash received from withdrawal of financial assets measured at amortized cost	0	30,000
Cash receipts of investment income	4,037	315
Proceeds from disposal of property, plant and equipment	0	5
Addition in time deposits	(432,023)	(369,971)
Decrease in time deposits	385,753	130,000
Net cash used in investing activities	(105,651)	(229,915)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from registered direct offering, net of issuance costs	349,278	0
Proceeds from exercise of warrant by warrant holder, net of issuance cost	199,741	0
Proceeds from issuance of ordinary shares for institutional investors, net of issuance costs	234,410	0
Proceeds from exercise of share options	8,513	1,520
Principal portion of lease payments	(2,338)	(486)
Net cash provided by financing activities	789,604	1,034
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	447,170	(308,308)
Effect of foreign exchange rate changes, net	12	(854)
Cash and cash equivalents at beginning of year	786,031	688,938
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,233,213	379,776
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	1,334,482	788,982
Less: Pledged deposits	1,246	1,402
Time deposits	100,023	407,804
Cash and cash equivalents as stated in the statement of financial position	1,233,213	379,776
Cash and cash equivalents as stated in the statement of cash flows	$ 1,233,213	$ 379,776